NET INCOME PER COMMON SHARE	12 Months Ended
Dec. 29, 2018
NET INCOME PER COMMON SHARE
NET INCOME PER COMMON SHARE

NOTE 10. NET INCOME PER COMMON SHARE

        Net income per common share was computed as follows:

(In millions, except per share amounts)		2018	2017	2016

(A)	Net income available to common shareholders	$467.4	$281.8	$320.7

(B)	Weighted average number of common shares outstanding	87.3	88.3	89.1
	Dilutive shares (additional common shares issuable under stock-based awards)	1.3	1.8	1.6

(C)	Weighted average number of common shares outstanding, assuming dilution	88.6	90.1	90.7

Net income per common share: (A) ÷ (B)		$5.35	$3.19	$3.60

Net income per common share, assuming dilution (A) ÷ (C)		$5.28	$3.13	$3.54

        Stock-based compensation awards excluded from the computation of net income per common share, assuming dilution, because they would not have had a dilutive effect were as follows:

(In millions)	2018	2017	2016

Antidilutive shares excluded from computation of net income per common share, assuming dilution	–	–	.2